Long-Term Investments (Schedule Of Long-Term Investments - Schedule Of Other Equity Securities, Cost Method) (Details) (USD $)	1 Months Ended		12 Months Ended
	Mar. 31, 2011	Jan. 31, 2011	Dec. 31, 2011		Dec. 31, 2010
Other equity securities, cost method, Cost Basis			$ 16,234,000	[1]	$ 20,534,000	[1]
Gain on sale of long-term investment			10,628,000
Ivanplats Limited [Member]
Equity Interest			8.80%	[2]	7.90%	[2]
Other equity securities, cost method, Cost Basis			16,119,000	[2]	19,491,000	[2]
Shares Sold		1,400,000
Value of shares sold		14,000,000
Gain on sale of long-term investment		10,600,000	10,600,000
Shares acquired					125,665
Acquired shares value					600,000
Warrants converted in to common stock	2,500,000
Ibex Resources Inc. [Member]
Equity Interest			1.60%	[3]	1.50%	[3]
Other equity securities, cost method, Cost Basis			115,000	[3]	1,043,000	[3]
Impairment provision on cost method investment			$ 928,000

[1]
(e)	Other equity securities, cost method

	December 31, 2011		December 31, 2010
	Equity Interest	Cost Basis	Equity Interest	Cost Basis
Ivanplats Limited (i)	8.8%	$16,119	7.9%	$19,491
Ibex Resources Inc. (ii)	1.6%	115	1.5%	1,043

		$16,234		$20,534

(i)

In January 2011, Ivanhoe Mines sold 1.4 million shares of Ivanplats Limited (formerly Ivanhoe Nickel and Platinum Ltd.) ("Ivanplats"), a private company, for $14.0 million. This transaction resulted in a gain on sale of $10.6 million.

In March 2011, Ivanhoe Mines converted the remaining Ivanplats special warrants into 2.5 million common shares of Ivanplats at no additional cost.

During 2010, Ivanhoe Mines acquired 125,665 common shares of Ivanplats at a cost of $0.6 million.

(ii)

During 2011, Ivanhoe Mines recorded an other-than-temporary impairment provision of $928,000 against the investment in Ibex Resources Inc. (formerly GoviEx Gold Inc.) based on an assessment of the fair value of this investment.

[2]	In January 2011, Ivanhoe Mines sold 1.4 million shares of Ivanplats Limited (formerly Ivanhoe Nickel and Platinum Ltd.) ("Ivanplats"), a private company, for $14.0 million. This transaction resulted in a gain on sale of $10.6 million. In March 2011, Ivanhoe Mines converted the remaining Ivanplats special warrants into 2.5 million common shares of Ivanplats at no additional cost. During 2010, Ivanhoe Mines acquired 125,665 common shares of Ivanplats at a cost of $0.6 million.
[3]	During 2011, Ivanhoe Mines recorded an other-than-temporary impairment provision of $928,000 against the investment in Ibex Resources Inc. (formerly GoviEx Gold Inc.) based on an assessment of the fair value of this investment.